Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 2,064	$ 1,485
Accounts and notes receivable, net	3,071	2,679
Inventories (Note 6)	587	404
Deferred income taxes (Note 4)	286	129
Assets held for sale (Note 2)		1,029
Total current assets	6,008	5,726
Note receivable from sale of Toledo refinery (Note 2)	182
Investments and long-term receivables (Note 7)	158	160
Properties, plants and equipment, net (Note 8)	4,965	7,055
Deferred income taxes (Note 4)	68
Deferred charges and other assets (Note 10)	601	356
Total assets	11,982	13,297
Liabilities and Equity
Accounts payable	4,098	3,912
Accrued liabilities	741	554
Short-term borrowings (Note 11)	103	115
Current portion of long-term debt (Note 11)	282	178
Taxes payable	146	170
Total current liabilities	5,370	4,929
Long-term debt (Note 11)	3,159	2,136
Retirement benefit liabilities (Note 9)	542	481
Deferred income taxes (Note 4)	544	1,390
Other deferred credits and liabilities (Note 12)	567	562
Commitments and contingent liabilities (Note 13)
Total liabilities	10,182	9,498
Equity (Notes 14, 15 and 16)
Common stock, par value $1 per share Authorized-400,000,000 shares; Issued, 2011-281,924,162 shares; Issued, 2010-281,265,236 shares	282	281
Capital in excess of par value	1,811	1,699
Retained earnings	3,947	5,702
Accumulated other comprehensive loss	(258)	(249)
Common stock held in treasury, at cost 2011-175,112,126 shares; 2010-160,669,942 shares	(4,889)	(4,387)
Total Sunoco, Inc. shareholders' equity	893	3,046
Noncontrolling interests	907	753
Total equity	1,800	3,799
Total liabilities and equity	$ 11,982	$ 13,297